Sales - Summary of Sales (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Sales of goods		₩ 95,167,797	₩ 91,018,712	₩ 85,940,137
Sales related to rendering of services		726,096	710,445	750,878
Sales related to construction services		673,693	849,108	785,395
Total revenue from external customers		96,567,586	92,578,265	87,476,410
Domestic
Disclosure of performance obligations [line items]
Sales of goods		94,771,926	90,659,090	85,588,151
Sales related to rendering of services		475,616	482,251	467,661
Sales related to construction services		185,467	145,496	186,996
Total revenue from external customers		95,433,009	91,286,837	86,242,808
Domestic | Electricity
Disclosure of performance obligations [line items]
Sales of goods		93,004,580	88,889,764	82,954,778
Domestic | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods		342,123	363,154	440,435
Domestic | Others
Disclosure of performance obligations [line items]
Sales of goods		1,425,223	1,406,172	2,192,938
Domestic | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers		94,771,926	90,659,090	85,588,151
Domestic | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers		661,083	627,747	654,657
Overseas
Disclosure of performance obligations [line items]
Sales of goods		395,871	359,622	351,986
Sales related to rendering of services		250,480	228,194	283,217
Sales related to construction services		488,226	703,612	598,399
Total revenue from external customers	[1]	1,134,577	1,291,428	1,233,602
Overseas | Electricity
Disclosure of performance obligations [line items]
Sales of goods		0	0	0
Overseas | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods		0	0	0
Overseas | Others
Disclosure of performance obligations [line items]
Sales of goods		395,871	359,622	351,986
Overseas | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers		395,871	359,622	351,986
Overseas | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers		₩ 738,706	₩ 931,806	₩ 881,616

[1]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.